Prepayments and Other Current Assets (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		¥ 42,697,000	¥ 154,009,000
Prepayment for royalties, revenue sharing cost		1,479,817,000	2,399,434,000
Interest receivable		417,843,000	274,020,000
Prepayments of content and marketing cost and other operational expenses		381,213,000	209,147,000
Prepayment for sales tax and deductible value added tax		698,902,000	148,505,000
Bridge loans in connection with ongoing investments		30,575,000	46,279,000
Deposits		138,633,000	156,020,000
Employee advances		55,045,000	50,244,000
Advance to suppliers		337,938,000	173,057,000
Others		233,365,000	87,237,000
Prepayments and other current assets	$ 586,514	3,816,028,000	3,697,952,000
Staff housing loans outstanding repayable within 12 months		48,500,000	45,500,000
Advances were made directly or indirectly to the executive officers for their personal benefit		¥ 0	¥ 0